Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Millions	May 03, 2024 USD ($) $ / shares shares
AstraZeneca [member]
Number of shares issued | shares	28,000,000
Investment income | $	$ 140.0
Par value per share | $ / shares	$ 5